OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Governmental institutions	$ 13,979	$ 6,533
Prepaid expenses	1,834	3,120
Other	872	779
Other current assets	$ 16,685	$ 10,432